PAYCHECK PROTECTION PROGRAM LOAN (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PAYCHECK PROTECTION PROGRAM LOAN [Abstract]
PAYCHECK PROTECTION PROGRAM LOAN
NOTE 8 – PAYCHECK PROTECTION PROGRAM LOAN
The Company received $781,000 from a Paycheck Protection Program (“PPP”) loan on May 1, 2020, through the Small Business Administration (“SBA”) that was made available under the CARES Act in response to the COVID-19 pandemic. On August 11, 2021 the Company received full forgiveness for the PPP loan.

NOTE 7 – PAYCHECK PROTECTION PROGRAM LOAN
The Company received $781,000 from a Paycheck Protection Program (“PPP”) loan on May 1, 2020, through the Small Business Administration (“SBA”) that was made available under the CARES Act in response to the COVID-19 pandemic. On August 11, 2021 the Company received full forgiveness for the PPP loan. The income from forgiveness is included on the consolidated statements of operations for the year ended December 31, 2021.